Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Instruments on the Consolidated Balance Sheets
The tables below present the fair value of the Company’s derivative financial instruments as well as their classification in the Consolidated Statements of Financial Condition at December 31, 2025 and 2024:

	December 31, 2025
	Asset Derivative		Liability Derivative
	Consolidated Statements of Financial Condition	Fair Value	Consolidated Statements of Financial Condition	Fair Value
	(In thousands)
Derivatives:
Interest rate products - designated hedges	Other Assets	$276	Other Liabilities	$3,213
Interest rate products - non-designated hedges	Other Assets	10,249	Other Liabilities	10,290

Total derivative instruments		$10,525		$13,503

	December 31, 2024
	Asset Derivative		Liability Derivative
	Consolidated Statements of Financial Condition	Fair Value	Consolidated Statements of Financial Condition	Fair Value
	(In thousands)
Derivatives:
Interest rate products - designated hedges	Other Assets	$3,619	Other Liabilities	$4,847
Interest rate products - non-designated hedges	Other Assets	15,276	Other Liabilities	15,178

Total derivative instruments		$18,895		$20,025

Schedule of Derivative Instruments
At December 31, 2024 the following amounts were recorded on the Consolidated Statements of Financial Condition related to cumulative basis adjustment for fair value hedges:

	Carrying Amount of Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment included in the Carrying Amount of Hedged Assets/(Liabilities)
	At December 31, 2024
	(In thousands)
Fair value interest rate products	$853,422	$3,422